Reverse Merger with Alcobra Ltd. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Nov. 15, 2017
Business Acquisition [Line Items]
Intangible asset held for sale	$ 590
Alocobra Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,032
Restricted cash		179
Short-term investments		34,188
Prepaid and other assets		434
Property, plant and equipment – held for sale		29
Intangible asset held for sale		590
Total assets acquired		37,452
Accounts payable and accrued expenses		(1,906)
Net assets acquired		$ 35,546